Other Equity Matters - Schedule of Preferred Shares (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Feb. 28, 2025	Aug. 31, 2021	Jan. 31, 2020	Nov. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2026
Class of Stock [Line Items]
Preferred stock, liquidation preference, value								$ 1,055,000
Preferred stock, liquidation preference per share								42,200,000
Series A
Class of Stock [Line Items]
Dividend Rate							8.50%
Preferred stock, liquidation preference, value							$ 86,250
Preferred stock, liquidation preference per share							3,450,000
Series B
Class of Stock [Line Items]
Dividend Rate						8.00%
Preferred stock, liquidation preference, value						$ 143,750
Preferred stock, liquidation preference per share						5,750,000
Series C
Class of Stock [Line Items]
Dividend Rate					7.375%
Preferred stock, liquidation preference, value					$ 175,000
Preferred stock, liquidation preference per share					7,000,000
Series D
Class of Stock [Line Items]
Dividend Rate				6.875%
Preferred stock, liquidation preference, value				$ 150,000
Preferred stock, liquidation preference per share				6,000,000
Series E
Class of Stock [Line Items]
Dividend Rate			5.75%
Preferred stock, liquidation preference, value			$ 175,000
Preferred stock, liquidation preference per share			7,000,000
Series F
Class of Stock [Line Items]
Dividend Rate		7.625%
Preferred stock, liquidation preference, value		$ 150,000
Preferred stock, liquidation preference per share		6,000,000
Series G
Class of Stock [Line Items]
Dividend Rate	7.50%
Preferred stock, liquidation preference, value	$ 175,000
Preferred stock, liquidation preference per share	7,000,000